Note 4 - Property and Equipment, Net - Property, Plant and Equipment (Details) - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Land [Member]
Property and Equipment, gross	$ 3,144,068	$ 3,144,068
Building and Building Improvements [Member]
Property and Equipment, gross	8,127,015	8,120,110
Machinery and Equipment [Member]
Property and Equipment, gross	25,081,678	23,664,060
Furniture and Fixtures [Member]
Property and Equipment, gross	909,715	957,032
Construction in Progress [Member]
Property and Equipment, gross	1,292,235	493,876
Property and Equipment, gross	38,554,711	36,379,146
Less accumulated amortization and depreciation	(24,650,792)	(23,265,701)
Property and equipment, net	$ 13,903,919	$ 13,113,445